Vessels, net, Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Book Value [Abstract]
Beginning balance	$ 92,486,178
Ending balance	88,708,051	$ 92,486,178
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	102,122,080	111,754,934
Acquisitions, improvements, and other vessel costs	72,306,547	385,729
Vessel disposals	(80,304,259)	(10,018,583)
Ending balance	94,124,368	102,122,080
Accumulated Depreciation [Abstract]
Beginning balance	(9,635,902)	(3,668,654)
Vessel disposals	9,815,090	599,930
Depreciation	(5,595,505)	(6,567,178)
Ending balance	(5,416,317)	(9,635,902)
Net Book Value [Abstract]
Beginning balance	92,486,178	108,086,280
Vessel disposals	(70,489,169)	(9,418,653)
Depreciation	(5,595,505)	(6,567,178)
Ending balance	$ 88,708,051	$ 92,486,178